Earnings Per Share - Summary of Earnings Per Share Attributable to the Equity Holders (Detail) - € / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Basic	€ 1.40	€ (0.28)	€ (0.04)
Diluted	€ 1.37	€ (0.28)	€ (0.04)